RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Schedule of Fair Value Hierarchy (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets measured at fair value:
Cash and cash equivalents	$ 2,093	$ 3,135	$ 1,141	$ 998
Restricted cash	368	463
Property, plant and equipment	70,456	73,475
Liabilities measured at fair value:
Contingent consideration	(96)	(61)
Liabilities for which fair value is disclosed:
Corporate borrowings	(3,686)	(3,801)
Non-recourse borrowings	(31,540)	(30,662)
Total	39,538	41,979
Transfers out of Level 3 of fair value hierarchy	182	0
Amortized cost | Debt securities
Liabilities for which fair value is disclosed:
Financial assets, at fair value	341	566
Level 1
Assets measured at fair value:
Cash and cash equivalents	2,093
Restricted cash	368
Property, plant and equipment	0
Liabilities measured at fair value:
Contingent consideration	0
Liabilities for which fair value is disclosed:
Corporate borrowings	(3,492)
Non-recourse borrowings	(2,009)
Total	(3,040)
Level 2
Assets measured at fair value:
Cash and cash equivalents	0
Restricted cash	0
Property, plant and equipment	0
Liabilities measured at fair value:
Contingent consideration	0
Liabilities for which fair value is disclosed:
Corporate borrowings	(194)
Non-recourse borrowings	(29,531)
Total	(30,012)
Level 3
Assets measured at fair value:
Cash and cash equivalents	0
Restricted cash	0
Property, plant and equipment	70,456
Liabilities measured at fair value:
Contingent consideration	(96)
Liabilities for which fair value is disclosed:
Corporate borrowings	0
Non-recourse borrowings	0
Total	72,590
IFRS 9 PPAs
Assets measured at fair value:
Financial instrument assets	452	170
Liabilities measured at fair value:
Financial instrument liabilities	(788)	(1,025)
IFRS 9 PPAs | Level 1
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
IFRS 9 PPAs | Level 2
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	(34)
IFRS 9 PPAs | Level 3
Assets measured at fair value:
Financial instrument assets	452
Liabilities measured at fair value:
Financial instrument liabilities	(754)
Energy derivative contracts
Assets measured at fair value:
Financial instrument assets	111	71
Liabilities measured at fair value:
Financial instrument liabilities	(154)	(109)
Energy derivative contracts | Level 1
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Energy derivative contracts | Level 2
Assets measured at fair value:
Financial instrument assets	111
Liabilities measured at fair value:
Financial instrument liabilities	(154)
Energy derivative contracts | Level 3
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Interest rate swaps
Assets measured at fair value:
Financial instrument assets	267	393
Liabilities measured at fair value:
Financial instrument liabilities	(131)	(109)
Interest rate swaps | Level 1
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Interest rate swaps | Level 2
Assets measured at fair value:
Financial instrument assets	267
Liabilities measured at fair value:
Financial instrument liabilities	(131)
Interest rate swaps | Level 3
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Foreign exchange swaps
Assets measured at fair value:
Financial instrument assets	37	189
Liabilities measured at fair value:
Financial instrument liabilities	(427)	(58)
Foreign exchange swaps | Level 1
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Foreign exchange swaps | Level 2
Assets measured at fair value:
Financial instrument assets	37
Liabilities measured at fair value:
Financial instrument liabilities	(427)
Foreign exchange swaps | Level 3
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Tax equity
Assets measured at fair value:
Financial instrument assets	120	94
Liabilities measured at fair value:
Financial instrument liabilities	(968)	(2,125)
Tax equity | Level 1
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Tax equity | Level 2
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Financial instrument liabilities	0
Tax equity | Level 3
Assets measured at fair value:
Financial instrument assets	120
Liabilities measured at fair value:
Financial instrument liabilities	(968)
Investments in debt and equity securities
Assets measured at fair value:
Financial instrument assets	3,424	$ 1,939
Investments in debt and equity securities | Level 1
Assets measured at fair value:
Financial instrument assets	0
Investments in debt and equity securities | Level 2
Assets measured at fair value:
Financial instrument assets	44
Investments in debt and equity securities | Level 3
Assets measured at fair value:
Financial instrument assets	$ 3,380